Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	OpenDoor Technologies Inc.
Entity Central Index Key	0001801169
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false